SEGMENT INFORMATION (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($) item	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY item	Dec. 31, 2012 CNY item	Dec. 31, 2014 Better Schools [Member] CNY	Dec. 31, 2013 Better Schools [Member] CNY	Dec. 31, 2012 Better Schools [Member] CNY	Dec. 31, 2014 Better Schools [Member] Tutoring [Member] CNY	Dec. 31, 2013 Better Schools [Member] Tutoring [Member] CNY	Dec. 31, 2012 Better Schools [Member] Tutoring [Member] CNY	Dec. 31, 2014 Better Schools [Member] K12 Schools [Member] CNY	Dec. 31, 2013 Better Schools [Member] K12 Schools [Member] CNY	Dec. 31, 2012 Better Schools [Member] K12 Schools [Member] CNY	Dec. 31, 2014 Better Job [Member] CNY	Dec. 31, 2013 Better Job [Member] CNY	Dec. 31, 2012 Better Job [Member] CNY	Dec. 31, 2014 Better Job [Member] Career Enhancement [Member] CNY	Dec. 31, 2013 Better Job [Member] Career Enhancement [Member] CNY	Dec. 31, 2012 Better Job [Member] Career Enhancement [Member] CNY	Dec. 31, 2014 Better Job [Member] Colleges [Member] CNY	Dec. 31, 2013 Better Job [Member] Colleges [Member] CNY	Dec. 31, 2012 Better Job [Member] Colleges [Member] CNY
SEGMENT INFORMATION [Abstract]
Number of operating segments	4	4
Number of reportable segments	3	3	4	4
Segment Reporting Information [Line Items]
Net Revenues	$ 66,402	411,998	536,511	742,060	236,447	341,076	429,349	68,203	157,401	238,194	168,244	183,675	191,155	175,551	195,435	312,711	175,551	195,435	310,016			2,695	[1]
Cost of revenues	(44,167)	(274,036)	(361,573)	(477,199)	(168,144)	(247,040)	(288,322)	(52,728)	(126,247)	(163,980)	(115,416)	(120,793)	(124,342)	(105,892)	(114,533)	(188,877)	(105,892)	(114,533)	(185,698)			(3,179)	[1]
GROSS PROFIT	$ 22,235	137,962	174,938	264,861	68,303	94,036	141,027	15,475	31,154	74,214	52,828	62,882	66,813	69,659	80,902	123,834	69,659	80,902	124,318			(484)	[1]

[1]	Software product sales through Taishidian Holding.